Expenses (Details) - Schedule of Expenses - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Expenses [Abstract]
Cost of revenue	$ 7,757,172	$ 7,163,929	$ 13,884,291	$ 17,722
Amortization of intangible assets	7,944	8,299	16,211	11,894,518
Depreciation			680,013
Legal and professional expenses			833,079	832,319
Staffing expense	$ 471,181	$ 314,721	633,979	310,894
Other operating expenses			2,267,265	473,402
Total expenses			$ 18,314,838	$ 13,528,855